Commitments and Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2020
Commitments And Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

The Company paid the following amounts to key management and directors in the years:

For the year ended April 30,	2020	2019	2018
Management fees	$838	$943	$1,112
Legal fees	23	3	64
Directors fees	72	82	86

Total	$933	$1,028	$1,262